PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Less: Accumulated depreciation	$ (17,333,097)	$ (16,215,671)
Property, plant and equipment Before Construction	143,301,385	180,073,790
Property, plant and equipment, net	143,301,385	190,787,262
Land [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	282,000	282,000
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	776,752	789,931
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	181,387	183,664
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	136,857	102,326
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	159,257,486	194,931,540
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 0	$ 10,713,472